Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Liabilities, Gross	$ 1,758,000	$ 1,746,000
Deferred Tax Assets, Net of Valuation Allowance	1,790,000	1,773,000
Deferred Tax Assets, Valuation Allowance	$ 3,631,000	3,018,000
Open Tax Year	2021 2022 2023 2024
Income Tax Examination, Penalties and Interest Accrued	$ 0	0
Income Taxes Paid, Net	93,000	$ 54,000
Operating Loss Carryforwards	7,500,000
Operating Loss Carryforwards, Not Subject to Expiration	2,100,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 18,300,000